Investment Objectives and Goals - iShares MSCI Russia ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI RUSSIA ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI Russia ETF’s (the “Fund”) stated investment objective is to track the investment results of an index composed of Russian equities.
However, due to the discontinuation of the Fund's underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.